SCHEDULE OF ROLL-FORWARD DERIVATIVE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Balance at December 31, 2023	$ 238,000
Initial fair value of derivative liabilities upon issuance	38,000
Gain on change in fair value of derivative liabilities	(61,051)
Extinguishment of derivative liabilities upon settlement of notes payable	(214,949)
Balance at December 31, 2024		$ 238,000